Putnam Tax-Free High Yield Fund
The fund's portfolio
10/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 2.24% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (104.9%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.9%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$3,000,000	$3,209,644
stepped-coupon zero % (7.750%, 10/1/23), 10/1/46(STP)	BBB	8,800,000	8,906,656

			12,116,300
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	8,500,000	6,869,736

			6,869,736
Arizona (3.5%)
AZ State Indl. Dev. Auth. Charter School Rev. Bonds, (Equitable School Revolving Fund, LLC), 4.00%, 11/1/51	A	1,000,000	801,666
AZ State Indl. Dev. Auth. Ed. Rev. Bonds, (KIPP New York, Inc., Jerome Fac.), Ser. B, 4.00%, 7/1/51	BBB-	2,000,000	1,431,254
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,432,331
Maricopa Cnty. Indl. Dev. Auth. 144A Rev. Bonds, (Commercial Metals Co), 4.00%, 10/15/47	BB+	1,550,000	1,143,446
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,399,895
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	3,601,404
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	678,590
5.00%, 7/1/35	BB	1,500,000	1,457,416
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,700,318
Pima Cnty., Indl. Dev. Auth. Sr. Living 144A Rev. Bonds, (La Posada at Park Centre, Inc.)
7.00%, 11/15/57	BBB+/P	1,650,000	1,635,028
6.875%, 11/15/52	BBB+/P	500,000	495,901
6.75%, 11/15/42	BBB+/P	1,000,000	1,000,683
6.25%, 11/15/35	BBB+/P	1,060,000	1,053,442
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	1,595,978
5.00%, 12/1/32	A3	1,500,000	1,506,672
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,536,457
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	470,138

			22,940,619
California (13.1%)
Bay Area Toll Auth. VRDN (San Francisco Bay Area), Ser. C, 1.80%, 4/1/53	VMIG 1	9,100,000	9,100,000
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	3,275,000	2,456,583
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,000,000	1,500,706
(Fountains at Emerald Park), 4.00%, 8/1/46	BB-/P	4,890,000	3,397,881
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,857,507	2,444,858
CA Pub. State Fin. Auth. Sr. Living 144A Rev. Bonds, (Enso Village Project), Ser. A
5.00%, 11/15/51	B-/P	1,500,000	1,186,677
5.00%, 11/15/36	B-/P	750,000	658,742
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	1,000,000	1,006,672
CA State Infrastructure & Econ. Dev. Bank 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. B, zero %, 1/1/61	B-/P	7,455,000	309,623
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	800,000	806,106
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,618,963
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	3,267,169
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	7,850,000	1,257,836
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	1,760,228
CSCDA Cmnty. Impt. Auth. Rev. Bonds, (Pasadena Portfolio), Ser. A-2, 3.00%, 12/1/56	BBB-/P	4,000,000	2,388,243
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds
(Pasadena Portfolio), 4.00%, 12/1/56	BB/P	2,000,000	1,290,561
(Anaheim), 4.00%, 8/1/56	BB/P	4,900,000	3,510,668
(Jefferson-Anaheim), 3.125%, 8/1/56	BB+/P	1,900,000	1,175,921
(Essential Hsg.), Ser. A-2, 3.00%, 2/1/57	BBB-/P	5,500,000	3,285,808
(Jefferson-Anaheim), 2.875%, 8/1/41	BB+/P	1,570,000	1,220,454
Davis, Joint Unified School Dist. G.O. Bonds, (Yolo Cnty., Election 2018), BAM, 3.00%, 8/1/38	AA	3,140,000	2,459,260
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B-2, zero %, 6/1/66	BB+/P	32,440,000	2,717,369
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	1,915,071
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,090,472
Palm Desert, Special Tax, (Cmnty. Fac. Dist. 2021-1), 4.00%, 9/1/51	B+/P	650,000	507,852
Regents of the U. of CA Med. Ctr. (The) Rev. Bonds, Ser. P, 5.00%, 5/15/39	Aa3	15,000,000	15,617,942
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44 (Prerefunded 6/1/23)	A	750,000	761,545
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	600,000	471,334
4.00%, 9/1/46	BB/P	750,000	604,002
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,384,499
Santa Clara Cnty., Fin. Auth. Rev. Bonds, Ser. Q, 3.00%, 5/15/34	AA+	6,715,000	5,856,375
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,550,000	3,558,835
Tobacco Securitization Auth. of Northern CA Rev. Bonds, (Sacramento Cnty., Tobacco Securitization Corp.), Ser. B-2, zero %, 6/1/60	BB/P	3,280,000	405,609
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,469,621

			85,463,485
Colorado (3.5%)
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A2	1,000,000	360,471
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BBB-/F	250,000	221,396
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BBB-/F	1,000,000	939,906
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39 (Prerefunded 5/15/23)	BBB-/F	2,000,000	2,017,135
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	1,851,507
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,256,468
(Christian Living Neighborhoods Oblig. Group), 4.00%, 1/1/42	BB/P	1,000,000	708,369
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A-/F	2,000,000	1,615,309
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	413,799
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	2,693,224
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	2,259,602
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,137,885
5.00%, 12/1/40	B+/P	625,000	541,659
Rampart Range Metro. Distr. Rev. Bonds, (Dist. No. 5), 4.00%, 12/1/51	BB-/P	2,000,000	1,291,645
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	463,512
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	1,673,176
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,080,640
5.00%, 12/1/40	BB/P	1,000,000	898,153
Windler Pub. Impt. Auth. Rev. Bonds, Ser. A-1, 4.125%, 12/1/51	B+/P	2,000,000	1,248,179

			22,672,035
Connecticut (2.4%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,445,840
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/42	BBB+	2,000,000	1,651,608
(Stamford Hosp. Oblig. Group (The)), Ser. M, 4.00%, 7/1/38	BBB+	865,000	748,865
CT State Hlth. & Edl. Fac. Auth. VRDN, (Yale U.), Ser. V-2, 1.00%, 7/1/36	VMIG 1	9,000,000	9,000,000
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	862,659
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,325,742

			16,034,714
Delaware (0.8%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,612,751
5.00%, 6/1/36	BB	700,000	664,221
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	2,000,000	1,783,229
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,500,000	1,392,665

			5,452,866
District of Columbia (2.7%)
DC Rev. Bonds
(Plenary Infrastructure DC, LLC), 5.50%, 8/31/34	A3	3,755,000	3,868,152
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	2,513,199
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	2,540,754
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,336,307
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	796,457
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	206,384
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A, 5.00%, 6/1/61	BB/P	700,000	584,377
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	373,785
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
Ser. B, 4.00%, 10/1/44(T)	A-	1,940,000	1,619,279
4.00%, 10/1/53(T)	A-	1,935,000	1,524,025

			17,362,719
Florida (6.4%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	1,931,380
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	262,494
Cap. Trust Agcy. 144A Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	2,689,751
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	908,374
5.00%, 8/1/40	Baa3	300,000	288,346
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	475,000	429,117
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	540,000	546,051
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51	BB/P	1,000,000	712,974
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds
(St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BB+	3,930,000	3,246,575
(St. Leo U.), 5.00%, 3/1/44	BB+	3,500,000	2,977,088
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,424,609
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	815,000	785,123
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	379,641
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,211,264
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.), 5.00%, 11/15/39	BBB+	750,000	733,168
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,208,868
Middleton, Cmnty. Dev. Dist. 144A Special Assmt. Bonds, (Dist. A), 6.20%, 5/1/53	B+/P	1,355,000	1,325,959
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	750,422
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 4.00%, 10/1/52	A+	5,700,000	4,436,390
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	1,045,000	873,597
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	436,389
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	2,770,000	2,548,959
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,212,407
5.00%, 1/1/30	BB+/F	750,000	713,908
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,453,011
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/50	BB+/F	750,000	509,963
4.00%, 12/15/41	BB+/F	750,000	560,466
4.00%, 12/15/36	BB+/F	400,000	319,595
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	445,548
zero %, 9/1/45	A1	2,000,000	557,096
zero %, 9/1/41	A1	1,000,000	358,494
zero %, 9/1/40	A1	850,000	323,006
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	925,000	929,705
Village, Special Assmt., (Cmnty. Dev. Dist. No. 13), 3.25%, 5/1/52	BB-/P	1,500,000	876,849
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB-/P	3,885,000	2,436,864

			41,803,451
Georgia (1.4%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,180,965
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	1,200,000	1,197,634
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	2,470,000	1,883,415
5.00%, 1/1/36	BB-/P	1,430,000	1,258,550
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
4.50%, 7/1/63	A	1,500,000	1,292,925
Ser. A, 4.00%, 1/1/59	A2	3,000,000	2,388,635

			9,202,124
Illinois (8.2%)
Chicago, G.O. Bonds
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	1,938,095
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	1,838,204
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,372,083
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	2,563,582
Ser. B, 4.00%, 1/1/38	BBB+	7,553,000	6,187,859
Ser. A, 4.00%, 1/1/36	BBB+	3,150,000	2,651,394
Chicago, Special Assmt.
3.45%, 12/1/32	BBB/P	300,000	247,175
3.29%, 12/1/30	BBB/P	350,000	294,797
3.20%, 12/1/29	BBB/P	325,000	276,897
2.87%, 12/1/27	BBB/P	255,000	224,861
Chicago, Board of Ed. G.O. Bonds, Ser. H, 5.00%, 12/1/36	BB	4,600,000	4,315,356
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB	1,500,000	1,593,051
Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. A, AGM, 5.50%, 1/1/53	AA	3,800,000	3,828,482
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	724,000	676,231
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa1	5,000,000	5,053,916
Ser. A, 5.00%, 10/1/33	Baa1	1,025,000	1,010,215
Ser. A, 5.00%, 12/1/31	Baa1	7,200,000	7,163,378
Ser. C, 5.00%, 11/1/29	Baa1	2,000,000	2,001,738
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	AAA/P	850,000	888,007
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	808,594
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	486,818
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/34	BBB+	650,000	652,216
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A	200,000	203,565
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	4,000,000	3,339,728
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.850%, 6/15/31), 12/15/42(STP)	A-	3,000,000	1,523,250
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	674,786
5.00%, 4/1/29	AA	400,000	420,476
4.00%, 4/1/41	AA	625,000	531,724
4.00%, 4/1/38	AA	600,000	524,286
4.00%, 4/1/37	AA	600,000	529,801

			53,820,565
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	859,893
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,175,000	1,001,612

			1,861,505
Kentucky (0.5%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	1,726,727
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa2	375,000	367,032
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,141,300

			3,235,059
Louisiana (0.1%)
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	710,098

			710,098
Maine (0.2%)
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	1,000,000	992,227

			992,227
Maryland (3.1%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	999,000	971,058
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	461,934
MD Econ. Dev. Corp. Rev. Bonds, (Morgan View & Thurgood Marshall Student Hsg.), Ser. A, 6.00%, 7/1/58	BBB-	5,025,000	5,094,298
MD State Dept. of Trans. Rev. Bonds, Ser. 22B
5.00%, 12/1/29(WIS)	AAA	2,115,000	2,326,456
5.00%, 12/1/28(WIS)	AAA	2,250,000	2,450,226
5.00%, 12/1/27(WIS)	AAA	2,250,000	2,424,309
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	1,250,000	931,666
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	1,822,409
5.125%, 7/1/39	B/P	300,000	278,830
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	756,885
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34 (Prerefunded 7/1/24)	BB/P	3,000,000	3,081,853

			20,599,924
Massachusetts (1.8%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	1,965,660
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	250,000	254,531
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB	1,000,000	1,004,678
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 1.55%, 10/1/42	VMIG 1	4,685,000	4,685,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	A/F	2,000,000	1,920,891
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 1.59%, 10/1/42	VMIG 1	1,500,000	1,500,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	2,035,000	752,950

			12,083,710
Michigan (2.1%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba2	350,000	343,770
5.00%, 4/1/36	Ba2	1,400,000	1,383,266
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	492,081
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BBB-	1,000,000	971,036
5.00%, 2/1/47	BBB-	4,100,000	3,478,893
5.00%, 2/1/37	BBB-	1,080,000	985,520
MI State Fin. Auth. Ltd. Oblig. Higher Ed. Fac. Rev. Bonds, (Aquinas College), 5.00%, 5/1/46	BB/P	2,000,000	1,598,403
MI State Fin. Auth. Rev. Bonds (Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	3,875,000	3,182,886
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	462,599
5.00%, 11/15/34	BBB-/F	1,000,000	973,533

			13,871,987
Minnesota (1.9%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	323,881
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Baa3	725,000	645,130
4.00%, 3/1/28	Baa3	760,000	723,752
4.00%, 3/1/27	Baa3	730,000	704,326
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	562,657
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	854,900
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB+	1,500,000	1,386,038
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-2, 1.64%, 11/15/35	VMIG 1	3,100,000	3,100,000
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,000,000	864,730
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 2.32%, 11/15/38	VMIG 1	1,000,000	1,000,000
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.00%, 9/1/55	BB+	2,750,000	2,270,127

			12,435,541
Missouri (1.7%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds
5.00%, 3/1/46	A2	3,060,000	2,925,380
AGM, 4.00%, 3/1/57	AA	1,300,000	1,003,028
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.125%, 5/1/35	B+/P	500,000	392,100
3.00%, 5/1/30	B+/P	725,000	622,687
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,202,975
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	3,473,917
5.00%, 9/1/48	BB+/F	1,750,000	1,404,881

			11,024,968
Montana (1.8%)
MT State Board of Regents Higher Ed. Mandatory Put Bonds (11/15/22), U. of MT, AGM, 5.25%, 11/15/52(T)	AA	6,665,000	7,024,177
MT State Fac. Fin. Auth. Rev. Bonds, (Billings Clinic Oblig. Group), Ser. A
5.00%, 8/15/33	AA-	1,100,000	1,182,564
5.00%, 8/15/30	AA-	1,275,000	1,379,918
4.00%, 8/15/37	AA-	1,250,000	1,153,302
4.00%, 8/15/36	AA-	1,250,000	1,163,281

			11,903,242
Nevada (0.7%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	595,000	586,010
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	940,000	938,787
(Special Impt. Dist. No. 816), 3.125%, 6/1/46	BB-/P	1,300,000	825,697
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	695,000	676,461
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	675,000	604,512
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	936,781

			4,568,248
New Hampshire (0.9%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	3,495,000	2,657,967
4.25%, 8/15/46	BBB/P	1,650,000	1,265,888
4.125%, 8/15/40	BBB/P	1,475,000	1,177,775
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	591,276
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42 (In default)(NON)	D/P	250,000	97,500
6.125%, 7/1/37 (In default)(NON)	D/P	1,000,000	390,000

			6,180,406
New Jersey (3.6%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB	655,000	655,150
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB	300,000	300,161
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	1,948,318
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB	2,250,000	2,067,896
(Portal North Bridge), 5.25%, 11/1/42	A3	7,300,000	7,325,471
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	465,318
Ser. EEE, 5.00%, 6/15/43	A3	3,910,000	3,782,078
Ser. EEE, 5.00%, 6/15/38	A3	2,500,000	2,465,474
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	979,059
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,001,140
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A, 5.00%, 6/15/37	Baa2	1,000,000	962,172
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	986,995
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. BB, 5.00%, 6/15/34	A3	575,000	583,235

			23,522,467
New Mexico (0.1%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	948,464

			948,464
New York (7.2%)
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 11/1/41(T)	Aa2	10,000,000	10,324,200
NY City, VRDN
Ser. I-4, 1.60%, 4/1/36	VMIG 1	5,000,000	5,000,000
Ser. I-2, 1.59%, 3/1/40	VMIG 1	9,100,000	9,100,000
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,069,051
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst., Inc.), Ser. R-1, 2.75%, 9/1/50	B	475,000	441,963
NY State Hsg. Fin. Agcy. VRDN (8 East 102nd St., LLC), Ser. A, 2.22%, 5/1/44	VMIG 1	2,000,000	2,000,000
NY State, Liberty Dev. Corp. Rev. Bonds, (4 World Trade Ctr.), 3.00%, 11/15/51	A+	8,675,000	5,408,968
NY State Liberty Dev. Corp. 144A Rev. Bonds, (World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,192,377
NY State Thruway Auth. Personal Income Tax Rev. Bonds, Ser. C, 5.00%, 03/15/54(T)	AA+	7,300,000	7,445,489
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	1,886,875
(American Airlines, Inc.), 3.00%, 8/1/31	B/F	1,150,000	991,503
Suffolk, Tobacco Asset Securitization Corp. Rev. Bonds, Ser. A-2, 4.00%, 6/1/50	BBB+	1,700,000	1,338,099

			47,198,525
North Carolina (1.5%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
4.00%, 3/1/42	BB/P	2,500,000	1,850,960
4.00%, 3/1/31	BB/P	825,000	728,431
4.00%, 3/1/30	BB/P	790,000	710,829
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,012,894
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,319,963
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	2,703,851
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,476,673

			9,803,601
Ohio (5.0%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. B-2, Class 2, 5.00%, 6/1/55	BB/P	17,075,000	14,391,877
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	1,701,830
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds
(Playhouse Square Foundation), 5.50%, 12/1/43	BB+	500,000	491,405
(Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,040,100
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,465,000	1,248,994
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	1,619,191
OH State Higher Edl. Fac. Comm. Rev. Bonds
(Capital U.), 6.00%, 9/1/52	BBB-	1,475,000	1,443,972
(Cleveland Inst. of Music (The)), 5.375%, 12/1/52	BBB-	2,950,000	2,782,743
5.25%, 12/1/48	BB	750,000	657,544
(Cleveland Inst. of Music (The)), 5.125%, 12/1/42	BBB-	3,490,000	3,293,557
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32 (Prerefunded 12/1/22)	B+/F	2,225,000	2,229,495
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	B+/F	235,000	219,402
Washington Cnty, Hosp. Rev. Bonds, (Marietta Area Hlth. Care, Inc.), 6.75%, 12/1/52	B+/P	1,500,000	1,337,430

			32,457,540
Oregon (2.3%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	846,627
Port of Portland, Arpt. Rev. Bonds, Ser. 27A, 4.00%, 07/01/50(T)	AA-	15,710,000	12,789,668
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	727,336
5.00%, 11/1/32	A3	360,000	380,691

			14,744,322
Pennsylvania (3.3%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,111,782
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	619,740
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	2,200,000	1,911,443
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	867,197
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	2,576,457
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	631,895
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	3,951,855
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	2,300,000	2,318,221
5.00%, 12/1/44	A/F	1,850,000	1,872,935
4.00%, 12/1/44	A/F	1,150,000	1,002,549
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	1,500,000	1,340,464
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	850,000	741,581
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	967,836
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	1,000,000	837,620
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,165,000	895,472

			21,647,047
Puerto Rico (1.8%)
Cmnwlth. of PR, G.O. Bonds, Ser. A-1, 4.00%, 7/1/46	BB/P	3,000,000	2,185,379
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-1, 5.00%, 7/1/58	BB-/P	8,997,000	7,737,313
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	198,761
Ser. A-1, 4.75%, 7/1/53	B/P	433,000	362,226
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	51,030
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	13,709
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	105,460
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	504,722
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	192,363
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	330,627
Ser. A-1, zero %, 7/1/33	B/P	159,000	85,483
Ser. A-1, zero %, 7/1/31	B/P	141,000	86,223
Ser. A-1, zero %, 7/1/29	B/P	109,000	75,741
Ser. A-1, zero %, 7/1/27	B/P	112,000	87,356
Ser. A-1, zero %, 7/1/24	B/P	46,000	42,292

			12,058,685
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	2,812,433

			2,812,433
South Carolina (0.9%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	797,234
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds
(High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,003,479
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/56	BB/P	1,530,000	1,010,155
(Greenville Renewable Energy Ed. Charter School), 4.00%, 6/1/36	BB/P	1,000,000	818,062
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	818,400
5.00%, 11/15/42	BB/P	585,000	514,214

			5,961,544
Tennessee (1.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	A-	725,000	672,822
Ser. A-2, 5.00%, 8/1/44(T)	A-	425,000	405,352
Ser. A-1, 4.00%, 8/1/44(T)	A-	850,000	685,474
Ser. A-1, 4.00%, 8/1/38(T)	A-	425,000	363,248
Ser. A-1, 4.00%, 8/1/37(T)	A-	425,000	369,466
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	1,608,408
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	750,040
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	386,581
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	599,519
(Blakeford at Green Hills), Ser. A, 4.00%, 11/1/55	BBB-/F	3,000,000	2,145,486
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,223,038

			9,209,434
Texas (7.0%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	797,816
(Wayside Schools), Ser. A, 4.00%, 8/15/46	BB	850,000	618,068
(Wayside Schools), Ser. A, 4.00%, 8/15/36	BB	335,000	274,937
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,041,211
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/51	A-	3,095,000	2,502,238
(IDEA Pub. Schools), Ser. A, 4.00%, 8/15/47	A-	4,275,000	3,529,832
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	1,000,000	885,285
Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	B	200,000	188,655
(United Airlines, Inc.), 4.00%, 7/1/41	B-/F	3,750,000	2,889,832
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB-	2,100,000	1,548,442
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	2,944,260
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	197,510
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	568,288
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	861,520
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	431,315
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	510,870
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	720,811
(Westminster Manor), 4.00%, 11/1/55	BBB/F	1,450,000	1,045,064
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,359,201
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,630,976
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	Baa2	3,500,000	3,492,532
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	4,500,000	4,021,496
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa2	1,750,000	1,635,731
TX State Tech. College Syst. Fin. Syst. Rev. Bonds, Ser. A, AGM, 6.00%, 8/1/54(FWC)	AA	4,000,000	4,287,199
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	553,311
Uptown Dev. Auth. Tax Alloc. Bonds, (City of Houston Reinvestment Zone No. 16)
3.00%, 9/1/40	Baa2	605,000	423,555
3.00%, 9/1/39	Baa2	550,000	394,711
3.00%, 9/1/38	Baa2	750,000	548,353
3.00%, 9/1/37	Baa2	650,000	485,763
3.00%, 9/1/36	Baa2	650,000	495,865

			45,884,647
Utah (0.9%)
Infrastructure Agcy. Telecomm. Rev. Bonds
5.00%, 10/15/32	BBB-/F	1,000,000	973,631
4.00%, 10/15/42	BBB-/F	1,500,000	1,158,801
4.00%, 10/15/36	BBB-/F	1,000,000	834,594
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	1,697,256
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,158,321

			5,822,603
Virginia (1.0%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	477,118
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42 (Prerefunded 10/1/24)	AAA/P	350,000	366,961
Farms of New Kent, Cmnty. Dev. Auth. 144A Special Assmt. Bonds, Ser. A, 3.75%, 3/1/36	B+/P	1,495,000	1,327,544
James City Cnty., Econ. Dev. Auth. Rev. Bonds, (Williamsburg Landing), Ser. A, 4.00%, 12/1/50	BB/P	2,000,000	1,385,699
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42 (Prerefunded 1/1/23)	BBB-/F	690,000	712,576
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	780,860
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,398,203

			6,448,961
Washington (2.4%)
Bellevue, G.O. Bonds
4.00%, 12/1/43	Aaa	1,000,000	896,907
4.00%, 12/1/42	Aaa	1,450,000	1,311,135
4.00%, 12/1/37	Aaa	885,000	857,044
4.00%, 12/1/32	Aaa	1,000,000	1,021,159
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,032,351
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	1,975,672
WA State Hsg. Fin. Comm. Rev. Bonds
(Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	509,068
(Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	3,683,515	3,114,982
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	3,146,309
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/50	Ba2	500,000	429,390
4.00%, 7/1/40	Ba2	2,235,000	1,739,763

			16,033,780
Wisconsin (6.0%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,257,915
Pub. Fin. Auth. 144A Rev. Bonds
(WFCS Holdings II, LLC), Ser. A-1, 5.00%, 1/1/56	BB/P	2,145,000	1,511,603
(Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,800,000	1,506,519
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	800,000	802,491
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB+	3,500,000	3,285,126
Pub. Fin. Auth. Conference Ctr. & Hotel Rev. Bonds, (U. of NC Charlotte Foundation), Ser. A, 4.00%, 9/1/51	BB+/P	3,500,000	2,402,554
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	377,507
5.00%, 6/15/49	BB+/P	1,040,000	879,450
5.00%, 6/15/39	BB+/P	410,000	368,816
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	899,885
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	675,628
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	2,000,000	1,815,745
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,202,297
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB-	1,900,000	1,661,263
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/59	AA	1,350,000	1,045,831
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	780,905
Pub. Fin. Auth. Student Hsg. Fac. 144A Rev. Bonds, (UHF RISE Student Hsg., LLC), Ser. A-1, 4.00%, 7/1/61	Ba1	1,400,000	910,422
WI Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Queens U. of Charlotte), Ser. A, 5.25%, 3/1/42	BBB	3,000,000	2,817,834
WI Pub. Fin. Auth. Hotel Rev. Bonds, (Grand Hyatt), 5.00%, 2/1/62	BBB-	4,000,000	3,283,907
WI Pub. Fin. Auth. Hotel 144A Rev. Bonds, (Grand Hyatt), 6.00%, 2/1/62	BB-/P	2,000,000	1,725,217
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Oakwood Lutheran Sr. Ministries Oblig. Group), 4.00%, 1/1/57	BB/P	1,350,000	906,590
(St. John's Communities, Inc.), 4.00%, 9/15/36	BBB-/F	790,000	666,453
(St. John's Communities, Inc.), 4.00%, 9/15/31	BBB-/F	970,000	872,061
(St. John's Communities, Inc.), 4.00%, 9/15/30	BBB-/F	935,000	854,176
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49 (Prerefunded 11/15/24)	BB-/P	1,000,000	1,048,378
5.50%, 11/15/34 (Prerefunded 11/15/24)	BB-/P	1,685,000	1,751,113
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44 (Prerefunded 11/15/24)	BB-/P	500,000	522,054
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,304,932

			39,136,672

Total municipal bonds and notes (cost $791,674,920)			$686,896,254

UNITIZED TRUST (0.0%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$10,368

Total unitized trust (cost $—)		$10,368

SHORT-TERM INVESTMENTS (1.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 3.21%(AFF)	Shares	6,696,537	$6,696,537
U.S. Treasury Bills 2.800%, 11/8/22(SEG)		$400,000	399,792
U.S. Treasury Bills 2.703%, 11/1/22		200,000	200,000

Total short-term investments (cost $7,296,323)			$7,296,329
TOTAL INVESTMENTS

Total investments (cost $798,971,243)			$694,202,951

FUTURES CONTRACTS OUTSTANDING at 10/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	24	$3,063,750	$3,063,750	Dec-22	$557,946
U.S. Treasury Note Ultra 10 yr (Short)	68	7,886,938	7,886,938	Dec-22	696,613

Unrealized appreciation					1,254,559

Unrealized (depreciation)					—

Total					$1,254,559

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2022 through October 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $655,066,010.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/22
Short-term investments
	Putnam Short Term Investment Fund*	$14,473,590	$93,593,839	$101,370,892	$142,995	$6,696,537

	Total Short-term investments	$14,473,590	$93,593,839	$101,370,892	$142,995	$6,696,537
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $382,694.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 2.24%, 3.80% and 4.46%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	25.20%
	Healthcare	20.8
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning..
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $46,406,086 were held by the TOB trust and served as collateral for $31,080,307 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $151,598 for these investments based on an average interest rate of 1.94%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$686,896,254	$—
Unitized trust	—	—	10,368
Short-term investments	—	7,296,329	—

Totals by level	$—	$694,192,583	$10,368
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,254,559	$—	$—

Totals by level	$1,254,559	$—	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com